Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

14. Borrowings

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Innovation credit	3,907	2,770
Accrued interest on innovation credit	645	307
Convertible loans	38,925	13,812
Accrued interest on convertible loans	613	435
Total borrowings	44,090	17,324
Current portion	(4,771)	(1,135)
Total non-current borrowings	39,319	16,189

Innovation credit (“Innovatiekrediet”)

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covers 35% of the costs incurred in respect of the program up to € 5,000,000. The credit was interest-bearing at a rate of 10% per annum. In June 2020, ProQR received a final waiver of the full amount of the Innovation credit, including accumulated interest. Consequently, the carrying amount of € 8,423,000, including accumulated interest, was recognized in other income (under grant income) in 2020.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts will be drawn under this facility from 2018 through 2022. The credit of € 4,755,000 will be used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10, of which € 3,907,000 had been received at December 31, 2021. The credit, including accrued interest of 10% per annum, is repayable depending on obtaining market approval.

The assets which are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

In July 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing. Under the agreement, the Company had access to up to $ 30 million in convertible debt financing in three tranches of $ 10 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of $ 10 million (€ 8.8 million) had been drawn down as at December 31, 2021. A second close of the convertible debt financing agreement was completed in August 2020 with Kreos Capital. Under the second agreement, the Company had access to up to € 15 million in convertible debt financing in three tranches of € 5 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of € 5 million had been drawn down as at December 31, 2021.

Pontifax and/or Kreos (the ‘Lenders’) may elect to convert the outstanding loans into ProQR ordinary shares at any time prior to repayment at a fixed conversion price of $7.88 per share. ProQR also has the ability to convert the loans into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold. In connection with the loan agreement, the Company issued to the Lenders warrants to purchase up to an aggregate of 302,676 shares of its common stock at a fixed exercise price of $7.88.

On December 29, 2021, the Company amended its convertible debt financing agreement with the Lenders. Under the amended agreement, at December 31, 2021, the Company had drawn down an additional $ 30 million (€ 26.5 million)

that matures over a 54-month period and has an interest-only period of 33 months. The amendment replaces the two undrawn tranches under the original convertible debt financing agreements.

The convertible loans from Pontifax and Kreos bear interest of 8.2% per annum.

The Lenders may elect to convert the outstanding loans into ProQR ordinary shares at any time prior to repayment at a fixed conversion price of $11.94 per share. ProQR also has the ability to convert the loans into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold. In connection with the amended loan agreement, the Company issued to the Lenders warrants to purchase up to an aggregate of 376,952 shares of its common stock at a fixed exercise price of $11.94.

Pontifax’ conversion option and warrants are accounted for as embedded derivatives and are recognized separately from the host contract as financial liabilities at fair value through profit or loss. The host contract is recognized at amortized cost.

The Kreos loan is accounted for as a compound financial instrument. The liability component is recognized at amortized cost. The equity component is initially recognized at fair value as option premium on convertible loan and will not be subsequently remeasured. Kreos’ warrants are accounted for as embedded derivatives and are recognized as financial liabilities at fair value through profit or loss.

As security for the Pontifax and Kreos convertible loans, the Company has pledged the following items, with their respective carrying amounts as at December 31, 2021: cash at banks with a carrying amount of € 187,524,000, other receivables with a carrying amount of € 268,000, investments in associates with a carrying amount of € 8,000, leasehold improvements with a carrying amount of € 372,000 and equipment with a carrying amount of € 1,432,000.

Convertible loans amounting to € 2.3 million were issued to Amylon Therapeutics B.V. in 2018 and 2019 and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Convertible	Lease
	credit	loans	liability

	(€ in thousands)
Balance at January 1, 2020	10,315	2,737	508
Changes from financing cash flows
Proceeds from borrowings	579	—	—
Proceeds from convertible loans	—	13,791	—
Repayment of lease liability	—	—	(605)
The effect of changes in foreign exchange rates	—	(580)	—
Other changes			—
Interest expense	606	1,054	—
Interest paid	—	(716)	—
Waiver of innovation credit	(8,423)	—	—
Conversion into equity	—	(272)	—
Transaction costs	—	(670)	—
Proceeds recognized as derivative financial liabilities	—	(817)	—
Proceeds recognized in equity as option premium on convertible loans	—	(280)	—
Share-based repayment of lease liability	—	—	(542)
New leases	—	—	16,332
Effect of lease modifications	—	—	1,260

Balance at January 1, 2021	3,077	14,247	16,953
Changes from financing cash flows
Proceeds from borrowings	1,137	—	—
Proceeds from convertible loans	—	26,520	—
Repayment of lease liability	—	—	(820)
The effect of changes in foreign exchange rates	—	590	—
Other changes
Interest expense	338	1,877	—
Interest paid	—	(1,216)	—
Transaction costs	—	(148)	—
Proceeds recognized as derivative financial liabilities	—	(1,186)	—
Proceeds recognized in equity as option premium on convertible loans	—	(1,146)	—
Share-based repayment of lease liability	—	—	(387)
New leases	—	—	121
Effect of lease amendments	—	—	415

Balance at December 31, 2021	4,552	39,538	16,282